EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE M - EARNINGS PER SHARE

The computation of basic and diluted earnings per share (“EPS”) is based on the weighted average number of common shares outstanding during each period. The computation of basic and diluted earnings per share are impacted by dividends for preferred stockholders.

The following table provides a reconciliation of the computation for basic earnings per share for the years ended December 31:

	2020	2019	2018
Income from continuing operations	$8,482,513	$15,499,138	$26,725,449
Income from discontinued operations	—	—	21,260,340
Net income	8,482,513	15,499,138	47,985,789
Income attributable to noncontrolling interest	—	—	39,132,578
Income attributable to AerSale Corporation	8,482,513	15,499,138	8,853,211
Dividends attributable to preferred stockholders	—	(34,632,836)	(33,577,536)
Income (loss) attributable to common shareholders for EPS	$8,482,513	$(19,133,698)	$(24,724,325)

Weighted-average number of shares outstanding - basic	1,048,196	37,010	37,010
Additional shares from assumed exercise of warrants and contingently issuable shares	67,167	—	—
Weighted-average number of shares outstanding - diluted	1,115,363	37,010	37,010

Income (loss) per share - basic
Income (loss) per share from continuing operations	$8.09	$(516.98)	$(185.14)
Loss per share from discontinued operations and noncontrolling interest	—	—	(482.90)
Income (loss) per share	8.09	(516.98)	(668.04)

Income (loss) per share - diluted
Income (loss) per share from continuing operations	7.61	(516.98)	(185.14)
Loss per share from discontinued operations and noncontrolling interest	—	—	(482.90)
Income (loss) per share	$7.61	$(516.98)	$(668.04)